SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accumulated losses on derivative instruments	$ (1,351)	$ (945)	$ (1,358)
Deferred pension items, net of taxes	(190)	(190)	(336)
Accumulated foreign currency translation differences	16,039	16,711	17,151
Total accumulated other comprehensive income, net	$ 14,498	$ 15,576	$ 15,457